UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ---------------------

Check here if Amendment (    );  Amendment Number:
This Amendment  (Check only one.) :     (    )       is a restatement.
                                        (    )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Harding, Loevner Management, L.P.
Address:        50 Division Street
                Suite 401
                Somerville, NJ  08876

Form 13F File Number:   28 - 4434
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David R. Loevner
       ------------------------------------------------------------------------
Title: President of HLM Holdings, Inc., GP of Harding, Loevner Management, L.P.
       ------------------------------------------------------------------------
Phone: 908-218-7900
       ------------------------------------------------------------------------

Signature, Place, and Date of Signing:


                                        Somerville, NJ
---------------------------------       ---------------------     -------------
(Signature)                             (City, State)             (Date)

Report Type  (Check only one.):

(  X )      13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

(    )      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(    )      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:       0
                                         ---------------------------

Form 13F Information Table Entry Total:  63
                                         ---------------------------

Form 13F Information Table Value Total:  $321,575,590
                                         ---------------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended March 31, 2002
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
-------------------------------------------------------------------------------


        Item 1:           Item 2:       Item 3:         Item 4:          Item 5:
                                                     Fair Market       Shares or
                         Title of                    -----------       ---------
   Name Of Issuer         Class         CUSIP          Value        Principal Amount
   --------------       ---------    -----------     -----------    ----------------



ALLIANZ                 SPONSORED
AKTIENGESELLSCHAFT         ADR       018805 10 1       1,234,496          62,035
ALLIED CAPITAL             COM       01903Q 10 8       4,575,209         201,996
AMERICAN INTERNATIONAL     COM
GROUP                      COM       026874 10 7       5,818,450          85,277
ANGLO AMERICAN PLC ADR  SPONSORED
                           ADR       03485P 10 2         494,784          30,262
AOL TIME WARNER            COM       00184A 10 5       4,878,866         331,670
ARACRUZ CELULOSE        SPONSORED
                        ADR CL B     038496 20 4         484,660          24,233
AUTOMATIC DATA PROCESSING  COM       053015 10 3       4,071,707          93,495
BANCO SANTIAGO ADR      SPONSORED
                           ADR       05965L 10 5         225,550          13,000
BAXTER INTL INC            COM       071813 10 9       4,152,163          93,412
BERKSHIRE HATHAWAY         CLASS A   084670 10 8       2,939,200              44
BERKSHIRE HATHAWAY         CLASS B   084670 20 7         652,328             292
BP PLC                  SPONSORED
                           ADR       055622 10 4      30,029,079         594,753
CANON                   SPONSORED
                           ADR       138006 30 9         993,794          26,270
CEMEX                   SPONSORED
                           ADR       151290 88 9         263,969          10,014
CERUS CORP                 COM       157085 10 1       1,406,528          41,515
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR       16941M 10 9       1,067,699          73,030
COLGATE PALMOLIVE CO.      COM       194162 10 3       4,242,238          84,760
COMPANHIA BRASILEIRA    SPONSORED
DE DIST                    ADR       20440T 20 1         247,281          13,900
COMPANHIA VALE DO RIO   SPONSORED
DOCE (CVRD)                ADR       204412 10 0      14,416,704         555,557
CRH PLC                 SPONSORED
                           ADR       12626K 20 3         703,894          42,480
DASSAULT SYSTEM         SPONSORED
                           ADR       237545 10 8         450,409          10,065
DR. REDDY'S LABORATORY  SPONSORED
                           ADR       256135 20 3         217,280          11,200
EMCORE                     COM       290846 10 4          61,080          10,180
ENCANA CORP.            SPONSORED
                           ADR       292505 10 4      24,937,378         814,947
ENERSIS SA              SPONSORED
                           ADR       29274F 10 4         180,648          31,200
EXXON MOBIL                COM       30231G 10 2       4,110,619         100,455
FLEETBOSTON                COM       339030 10 8         341,454          10,555
GRUPO TELEVISA          SPONSORED
                           ADR       40049J 20 6         355,110           9,500
GRUPO TMM SA DE CV      SPONSORED
                           ADR       40051D 10 5         282,210          40,900
HDFC BANK               ADR REPS
                         3 SHS       40415F 10 1         223,170          17,300
HONDA MOTOR             SPONSORED
                           ADR       438128 30 8       1,089,139          52,590
HONEYWELL INTERNATIONAL    COM       438516 10 6       1,784,928          50,665
HSBC HOLDINGS           SPONSORED
                           ADR       404280 40 6       1,622,209          27,873
IMPERIAL OIL            SPONSORED
                           ADR       453038 40 8      40,362,511       1,294,085
INDIA FUND                 COM       454089 10 3         104,500          11,000
ING GROEP               SPONSORED
                           ADR       456837 10 3       1,716,525          67,500
INTEL CORP.                COM       458140 10 0       3,152,671         172,560
JAPAN SMALLER
CAPITALIZATION FUND        COM       47109U 10 4       1,673,625         209,465
JP MORGAN CHASE & CO.      COM       46625H 10 0       2,892,019          85,260
KONINKLIJE PHILIPS
ELECTRONICS           NY REG SH NEW  500472 30 3         531,024          19,240
LUXOTTICA GROUP         SPONSORED
                           ADR       55068R 20 2      30,166,585       1,587,715
NOMURA HOLDINGS         SPONSORED
                           ADR       65535H 20 8       3,184,461         216,630
NOVO-NORDISK ADR        SPONSORED
                           ADR       670100 20 5       1,282,771          38,990
ORACLE                     COM       68389X 10 5       5,926,411         625,809
PANAMERICAN BEVERAGES,  SPONSORED
INC.                       ADR CL A  P74823 10 8       8,942,017         627,510
PEARSON ADR             SPONSORED
                           ADR       705015 10 5       2,152,600         207,180
R.O.C TAIWAN FUND       SH BEN INT   749651 10 5         249,480          56,700
RIO TINTO               SPONSORED
                           ADR       767204 10 0       2,659,634          35,941
ROYAL DUTCH PETE        SPONSORED
CO                         ADR       780257 80 4       5,221,357          94,470
SAPPI LTD               SPONSORED
                           ADR       803069 20 2         395,364          28,200
SASOL                   SPONSORED
                           ADR       803866 30 0       4,425,730         425,510
SILICONWARE PRECISION   SPONSORED
ADR                        ADR       827084 86 4         220,800          64,000
SONY CORP               SPONSORED
                           ADR       835699 30 7       3,552,124          66,895
SUEZ                    SPONSORED
                           ADR       864686 10 0       2,529,116          94,370
TAIWAN SEMICONDUCTOR    SPONSORED
ADR                        ADR       874039 10 0       1,698,554         130,658
TELEFONOS de MEXICO     SPONSORED
                           ADR       879403 78 0         340,048          10,600
TEVA PHARMACEUTICAL     SPONSORED
                           ADR       881624 20 9      37,495,367         561,476
TJX COMPANIES              COM       872540 10 9       3,843,560         196,000
UNILEVER PLC            SPONSORED
                           ADR       904767 70 4       3,977,028         108,900
VODAFONE GROUP ADR      SPONSORED
                           ADR       92857W 10 0      19,374,387       1,419,369
WELLS FARGO                COM       949746 10 1       4,232,072          84,540
WPP GROUP               SPONSORED
                           ADR       929309 30 0       2,687,178          60,960
WRIGLEY, (WM) JR.          COM       982526 10 5       8,031,838         145,110

                TOTAL                                321,575,590

                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------



ALLIANZ
AKTIENGESELLSCHAFT        X                                              X
ALLIED CAPITAL            X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
ANGLO AMERICAN PLC ADR
                          X                                              X
AOL TIME WARNER           X                                              X
ARACRUZ CELULOSE SA
                          X                                              X
AUTOMATIC DATA PROCESSING X                                              X
BANCO SANTIAGO
                          X                                              X
BAXTER INTL INC           X                                              X
BERKSHIRE HATHAWAY        X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP PLC
                          X                                              X
CANON
                          X                                              X
CEMEX
                          X                                              X
CERUS CORP                X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
COLGATE PALMOLIVE CO.     X                                              X
COMPANHIA BRASILEIRA
DE DIST                   X                                              X
COMPANHIA VALE DO RIO
DOCE (CVRD)               X                                              X
CRH PLC
                          X                                              X
DASSAULT SYSTEM
                          X                                              X
DR. REDDY'S LABORATORY
                          X                                              X
EMCORE                    X                                              X
ENCANA CORP.
                          X                                              X
ENERSIS S A
                          X                                              X
EXXON MOBIL               X                                              X
FLEETBOSTON FINL CORP     X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
GRUPO TMM SA DE CV
                          X                                              X
HDFC BANK LTD
                          X                                              X
HONDA MOTOR
                          X                                              X
HONEYWELL INTERNATIONAL   X                                              X
HSBC HOLDINGS
                          X                                              X
IMPERIAL OIL
                          X                                              X
INDIA FUND INC            X                                              X
ING GROEP N V
                          X                                              X
JAPAN SMALLER
CAPITALIZATION FUND       X                                              X
JP MORGAN CHASE & CO.     X                                              X
KONINKLIJE PHILIPS
ELECTRONICS               X                                              X
LUXOTTICA GROUP ADR
                          X                                              X
NOMURA HOLDINGS
                          X                                              X
NOVO-NORDISK
                          X                                              X
ORACLE CORP               X                                              X
PANAMERICAN BEVERAGES,
INC.                      X                                              X
PEARSON PLC
                          X                                              X
R.O.C TAIWAN FUND         X                                              X
RIO TINTO
                          X                                              X
ROYAL DUTCH PET CO
                          X                                              X
SAPPI LTD                 X                                              X
                          X                                              X
SASOL
                          X                                              X
SILICONWARE PRECISION
ADR                       X                                              X
SONY CORP
                          X                                              X
SUEZ
                          X                                              X
TAIWAN SEMICONDUCTOR ADR
                          X                                              X
TELEFONOS de MEXICO
                          X                                              X
TEVA PHARMACEUTICAL
                          X                                              X
TJX COMPANIES             X                                              X
UNILEVER PLC
                          X                                              X
VODAFONE GROUP ADR
                          X                                              X
WELLS FARGO               X                                              X
WPP GROUP
                          X                                              X
WRIGLEY, (WM) JR.         X                                              X

        TOTAL MV @ 6/30/02                              321,575,590
